UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Balanced Fund Class A, Class M, Class C, Class I and Class Z Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	5.80%	8.76%	7.36%
Class M (incl. 3.50% sales charge)	8.07%	9.01%	7.37%
Class C (incl. contingent deferred sales charge)	10.41%	9.22%	7.18%
Class I	12.56%	10.34%	8.29%
Class Z	12.70%	10.49%	8.36%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class A on August 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,335	Fidelity Advisor® Balanced Fund - Class A
$28,044	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 19.66% for the year ending August 31, 2018, as the U.S. equity bellwether overcame resurgent volatility to achieve a record close in late August. The previous high on January 26 came just before stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.10% in the final two months of the period. For the full 12 months, growth handily topped value, while small-caps bested large-caps. By sector, information technology (+33%) led the way, whereas notable laggards included some defensive sectors that struggled amid rising interest rates and investors’ preference for risk. Meanwhile, U.S. taxable investment-grade bonds declined modestly for the 12 months, a period in which market interest rates rose and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. By comparison, riskier, non-core fixed-income segments, including U.S. corporate high-yield, generally posted gains.

Comments from Co-Portfolio Manager Robert Stansky:  For the year, the fund’s share classes (excluding sales charges, if applicable) gained roughly 11% to 13%, topping the 11.05% advance of the Fidelity Balanced 60/40 Composite Index℠. Versus the Composite index, the fund benefited most from underweighting bonds and overweighting stocks, while security selection in the bond subportfolio also helped. The equity subportfolio rose 19.99% and topped its benchmark, the S&P 500® index. Versus that benchmark, stock selection in the information technology lifted performance most, followed by picks in energy, industrials and utilities. The top relative contributor was enterprise software supplier Citrix Systems. An out-of-index stake in Sunrun, the largest U.S. installer of residential solar systems, also proved Helpful. Conversely, choices in consumer discretionary, consumer staples and health care weighed on our relative result. An underweighting in personal electronics maker Apple detracted meaningfully, as did a non-index position in U.K.-based British American Tobacco. The investment-grade bond subportfolio returned -0.52% to beat its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, aided by favorable duration management, sector allocation and security selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On November 17, 2017, Richard Malnight assumed portfolio management responsibilities for the fund’s materials subportfolio, succeeding Tobias Welo. On September 24, 2018, Brian Lempel assumed portfolio management responsibilities for the fund's telecommunication services subportfolio, succeeding Douglas Simmons.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2018

% of fund's net assets
Amazon.com, Inc.	2.2
Microsoft Corp.	2.0
Alphabet, Inc. Class C	2.0
Apple, Inc.	2.0
Bank of America Corp.	1.3
9.5

Top Five Bond Issuers as of August 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	11.9
Fannie Mae	3.5
Freddie Mac	1.7
Ginnie Mae	1.6
Ginnie Mae guaranteed REMIC pass-thru certificates	0.5
19.2

Top Five Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	15.8
Financials	12.2
Health Care	10.8
Consumer Discretionary	10.3
Industrials	7.1

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**
Stocks and Equity Futures	67.0%
Bonds	31.4%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 8.9%

 ** Futures and Swaps - 0.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Common Stocks - 64.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.1%
Aptiv PLC	55,900	$4,920
Delphi Technologies PLC	18,633	656
		5,576
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	119,834	7,222
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	56,800	3,018
Compass Group PLC	373,500	8,031
Dunkin' Brands Group, Inc.	35,600	2,595
Marriott International, Inc. Class A	43,201	5,464
McDonald's Corp.	56,800	9,215
Sea Ltd. ADR	324,800	4,628
Starbucks Corp.	85,200	4,554
U.S. Foods Holding Corp. (a)	168,300	5,485
Wyndham Destinations, Inc.	72,697	3,213
Wyndham Hotels & Resorts, Inc.	72,697	4,126
		50,329
Household Durables - 0.3%
Lennar Corp. Class A	106,200	5,487
Newell Brands, Inc.	164,200	3,566
		9,053
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	37,285	75,041
JD.com, Inc. sponsored ADR (a)	405,800	12,702
Netflix, Inc. (a)	36,177	13,302
		101,045
Leisure Products - 0.1%
Mattel, Inc.	147,382	2,274
Media - 1.5%
Charter Communications, Inc. Class A (a)	38,048	11,810
Comcast Corp. Class A	435,300	16,102
DISH Network Corp. Class A (a)	8,100	286
MDC Partners, Inc. Class A (a)	207,793	1,008
Naspers Ltd. Class N	9,500	2,111
The Walt Disney Co.	188,900	21,161
		52,478
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	80,600	6,489
Specialty Retail - 1.9%
Home Depot, Inc.	138,509	27,808
L Brands, Inc.	37,204	983
Lowe's Companies, Inc.	110,100	11,973
O'Reilly Automotive, Inc. (a)	16,709	5,605
TJX Companies, Inc.	141,465	15,557
Ulta Beauty, Inc. (a)	11,600	3,016
		64,942
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	94,664	7,781
Pinduoduo, Inc. ADR (b)	71,800	1,389
Tapestry, Inc.	82,400	4,177
		13,347

TOTAL CONSUMER DISCRETIONARY		312,755

CONSUMER STAPLES - 4.0%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	38,400	3,581
Constellation Brands, Inc. Class A (sub. vtg.)	34,100	7,100
Keurig Dr. Pepper, Inc.	18,200	415
Monster Beverage Corp. (a)	81,575	4,967
The Coca-Cola Co.	448,599	19,994
		36,057
Food & Staples Retailing - 0.2%
Kroger Co.	118,316	3,727
Walgreens Boots Alliance, Inc.	59,500	4,079
		7,806
Food Products - 0.7%
Bunge Ltd.	66,100	4,295
Mondelez International, Inc.	255,600	10,919
The Kraft Heinz Co.	49,809	2,902
The Simply Good Foods Co. (a)	49,325	888
TreeHouse Foods, Inc. (a)	60,033	3,128
		22,132
Household Products - 0.5%
Colgate-Palmolive Co.	173,499	11,522
Procter & Gamble Co.	26,800	2,223
Spectrum Brands Holdings, Inc.	39,600	3,439
		17,184
Personal Products - 0.3%
Avon Products, Inc. (a)	901,100	1,802
Coty, Inc. Class A	84,516	1,045
Edgewell Personal Care Co. (a)	36,800	2,078
Estee Lauder Companies, Inc. Class A	17,313	2,426
Unilever NV (Certificaten Van Aandelen) (Bearer)	58,900	3,387
		10,738
Tobacco - 1.2%
Altria Group, Inc.	109,792	6,425
British American Tobacco PLC sponsored ADR	351,773	17,019
Philip Morris International, Inc.	237,481	18,497
		41,941

TOTAL CONSUMER STAPLES		135,858

ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	131,400	4,332
Hess Midstream Partners LP	39,800	901
Liberty Oilfield Services, Inc. Class A (b)	76,200	1,497
NCS Multistage Holdings, Inc. (a)	127,500	2,074
Oceaneering International, Inc.	44,529	1,259
		10,063
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	103,911	6,692
Black Stone Minerals LP	73,900	1,369
BP PLC sponsored ADR	48,950	2,099
Cabot Oil & Gas Corp.	119,715	2,853
Centennial Resource Development, Inc. Class A (a)	87,800	1,692
Chevron Corp.	62,276	7,377
ConocoPhillips Co.	150,600	11,059
Devon Energy Corp.	215,400	9,247
EOG Resources, Inc.	88,700	10,487
Extraction Oil & Gas, Inc. (a)	72,690	840
Exxon Mobil Corp.	194,791	15,616
Magnolia Oil & Gas Corp.	83,000	1,150
Magnolia Oil & Gas Corp. Class A (a)	60,600	840
Marathon Petroleum Corp.	19,800	1,629
Noble Energy, Inc.	120,200	3,572
Parsley Energy, Inc. Class A (a)	158,500	4,402
Phillips 66 Co.	79,574	9,430
Pioneer Natural Resources Co.	33,300	5,818
PrairieSky Royalty Ltd.	87,600	1,611
Reliance Industries Ltd.	168,886	2,953
Suncor Energy, Inc.	181,055	7,453
Targa Resources Corp.	28,400	1,564
Valero Energy Corp.	80,100	9,442
Whiting Petroleum Corp. (a)	29,000	1,476
		120,671

TOTAL ENERGY		130,734

FINANCIALS - 8.7%
Banks - 3.8%
Bank of America Corp.	1,407,591	43,537
Citigroup, Inc.	410,130	29,218
First Horizon National Corp.	258,500	4,762
Huntington Bancshares, Inc.	1,235,245	20,023
KB Financial Group, Inc.	13,500	623
KeyCorp	281,500	5,931
PNC Financial Services Group, Inc.	55,700	7,995
Wells Fargo & Co.	288,900	16,895
		128,984
Capital Markets - 1.3%
Bank of New York Mellon Corp.	53,200	2,774
BlackRock, Inc. Class A	8,890	4,259
Cboe Global Markets, Inc.	16,872	1,701
E*TRADE Financial Corp. (a)	167,321	9,849
Goldman Sachs Group, Inc.	64,200	15,267
Northern Trust Corp.	27,900	2,998
Oaktree Capital Group LLC Class A	36,700	1,492
TD Ameritrade Holding Corp.	96,500	5,652
Virtu Financial, Inc. Class A	86,200	1,879
		45,871
Consumer Finance - 1.4%
Capital One Financial Corp.	286,909	28,430
OneMain Holdings, Inc. (a)	204,400	7,501
PPDAI Group, Inc. ADR (a)	49,600	322
SLM Corp. (a)	521,957	6,117
Synchrony Financial	183,900	5,824
		48,194
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.:
Class A (a)	10	3,158
Class B (a)	32,000	6,679
KBC Ancora	24,048	1,215
Kimbell Royalty Partners LP	67,200	1,523
		12,575
Insurance - 1.8%
American International Group, Inc.	431,400	22,938
Aspen Insurance Holdings Ltd.	41,400	1,704
Hartford Financial Services Group, Inc.	101,300	5,102
Marsh & McLennan Companies, Inc.	25,953	2,196
MetLife, Inc.	292,100	13,404
RSA Insurance Group PLC	285,000	2,334
The Travelers Companies, Inc.	100,200	13,186
		60,864
Thrifts & Mortgage Finance - 0.0%
WMI Holdings Corp. (a)	4,527	7

TOTAL FINANCIALS		296,495

HEALTH CARE - 9.8%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	78,064	9,543
Amgen, Inc.	127,479	25,472
Biogen, Inc. (a)	39,275	13,883
Global Blood Therapeutics, Inc. (a)	33,829	1,656
Sarepta Therapeutics, Inc. (a)	27,400	3,782
Vertex Pharmaceuticals, Inc. (a)	64,800	11,949
		66,285
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	256,000	17,111
Align Technology, Inc. (a)	12,200	4,715
Baxter International, Inc.	173,100	12,873
Becton, Dickinson & Co.	76,200	19,954
Boston Scientific Corp. (a)	594,655	21,146
Intuitive Surgical, Inc. (a)	23,600	13,216
ResMed, Inc.	21,900	2,440
Wright Medical Group NV (a)	148,346	4,299
		95,754
Health Care Providers & Services - 2.8%
CVS Health Corp.	61,627	4,637
DaVita HealthCare Partners, Inc. (a)	87,100	6,035
HCA Holdings, Inc.	84,800	11,373
Henry Schein, Inc. (a)	93,888	7,293
Humana, Inc.	47,100	15,697
Molina Healthcare, Inc. (a)	58,000	8,004
UnitedHealth Group, Inc.	159,694	42,871
		95,910
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	102,700	6,936
Thermo Fisher Scientific, Inc.	66,290	15,850
		22,786
Pharmaceuticals - 1.5%
Allergan PLC	49,119	9,417
AstraZeneca PLC sponsored ADR	223,400	8,565
Bristol-Myers Squibb Co.	247,494	14,986
Jazz Pharmaceuticals PLC (a)	38,600	6,598
Nektar Therapeutics (a)	6,500	432
Perrigo Co. PLC	67,000	5,126
Roche Holding AG (participation certificate)	25,499	6,323
		51,447

TOTAL HEALTH CARE		332,182

INDUSTRIALS - 6.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	5,300	1,025
Lockheed Martin Corp.	5,890	1,887
Northrop Grumman Corp.	25,817	7,706
Raytheon Co.	16,540	3,299
Rockwell Collins, Inc.	25,800	3,508
The Boeing Co.	26,490	9,081
United Technologies Corp.	138,028	18,178
		44,684
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	83,395	10,248
Airlines - 0.4%
American Airlines Group, Inc.	275,915	11,169
JetBlue Airways Corp. (a)	53,900	1,028
		12,197
Building Products - 0.5%
Allegion PLC	58,240	5,080
USG Corp. (a)	300,300	12,943
		18,023
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	25,700	1,585
Construction & Engineering - 0.6%
AECOM (a)	561,044	18,874
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (a)	195,602	10,357
Sunrun, Inc. (a)	1,182,261	15,511
Vivint Solar, Inc. (a)	793,919	4,168
		30,036
Industrial Conglomerates - 0.6%
3M Co.	9,820	2,071
General Electric Co.	961,500	12,442
Honeywell International, Inc.	33,970	5,403
		19,916
Machinery - 0.3%
Minebea Mitsumi, Inc.	273,300	5,131
WABCO Holdings, Inc. (a)	56,000	6,892
		12,023
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	6,090	9,438
Professional Services - 0.6%
Nielsen Holdings PLC	556,120	14,459
WageWorks, Inc. (a)	117,500	6,286
		20,745
Road & Rail - 0.6%
CSX Corp.	158,759	11,774
Norfolk Southern Corp.	59,490	10,342
		22,116
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	279,027	12,721

TOTAL INDUSTRIALS		232,606

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.1%
Finisar Corp. (a)	73,200	1,493
Electronic Equipment & Components - 0.1%
Jabil, Inc.	57,382	1,696
Internet Software & Services - 5.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	118,600	20,756
Alphabet, Inc. Class C (a)	56,499	68,827
ANGI Homeservices, Inc. Class A (a)(b)	294,120	6,371
Facebook, Inc. Class A (a)	225,913	39,700
Hortonworks, Inc. (a)	248,233	5,541
IAC/InterActiveCorp (a)	15,200	2,997
MercadoLibre, Inc.	5,600	1,917
MINDBODY, Inc. (a)	357,626	13,268
MongoDB, Inc. Class A (b)	32,700	2,353
NetEase, Inc. ADR	27,700	5,477
Shopify, Inc. Class A (a)	17,700	2,575
Tencent Holdings Ltd.	29,600	1,272
Wise Talent Information Technology Co. Ltd. (a)	93,000	315
		171,369
IT Services - 0.8%
Alliance Data Systems Corp.	74,300	17,726
DXC Technology Co.	27,947	2,546
FleetCor Technologies, Inc. (a)	2,900	620
Leidos Holdings, Inc.	57,500	4,069
PayPal Holdings, Inc. (a)	29,600	2,733
		27,694
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	134,200	3,378
Analog Devices, Inc.	2,800	277
Applied Materials, Inc.	38,700	1,665
Broadcom, Inc.	32,100	7,031
Lam Research Corp.	24,000	4,154
MACOM Technology Solutions Holdings, Inc. (a)	310,180	7,150
Marvell Technology Group Ltd.	231,000	4,777
Micron Technology, Inc. (a)	126,887	6,664
NVIDIA Corp.	76,100	21,360
NXP Semiconductors NV (a)	12,900	1,202
ON Semiconductor Corp. (a)	157,536	3,362
Qualcomm, Inc.	362,115	24,881
		85,901
Software - 5.2%
Activision Blizzard, Inc.	305,500	22,027
Adobe Systems, Inc. (a)	14,454	3,809
Autodesk, Inc. (a)	88,441	13,651
Avast PLC	1,014,900	3,388
Cardlytics, Inc. (a)	44,100	899
Citrix Systems, Inc. (a)	211,600	24,127
Kingsoft Corp. Ltd.	1,609,000	2,923
LINE Corp. (a)	34,500	1,574
Microsoft Corp.	614,000	68,971
Nuance Communications, Inc. (a)	878,600	14,339
Parametric Technology Corp. (a)	23,200	2,319
Red Hat, Inc. (a)	34,500	5,097
Salesforce.com, Inc. (a)	45,189	6,899
Symantec Corp.	30,200	609
Talend SA ADR (a)	97,500	6,001
Totvs SA	94,500	618
		177,251
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	297,832	67,795

TOTAL INFORMATION TECHNOLOGY		533,199

MATERIALS - 1.7%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	15,500	2,577
Axalta Coating Systems Ltd. (a)	24,100	735
DowDuPont, Inc.	288,117	20,206
FMC Corp.	12,700	1,085
LG Chemical Ltd.	1,800	591
Linde AG	13,900	3,166
LyondellBasell Industries NV Class A	64,203	7,241
Olin Corp.	84,100	2,584
Platform Specialty Products Corp. (a)	222,100	2,945
The Chemours Co. LLC	165,400	7,211
Westlake Chemical Corp.	32,870	3,109
		51,450
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	9,100	1,808
Containers & Packaging - 0.0%
Packaging Corp. of America	6,400	703
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	127,600	1,793
Newmont Mining Corp.	50,500	1,567
		3,360

TOTAL MATERIALS		57,321

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent Class A	57,700	1,339
American Tower Corp.	71,500	10,662
Ant International Co. Ltd. Class C (c)(d)	463,804	2,602
Boston Properties, Inc.	34,800	4,540
Colony NorthStar, Inc.	86,791	532
Corporate Office Properties Trust (SBI)	84,100	2,589
Corrections Corp. of America	36,100	935
Equinix, Inc.	11,400	4,972
Equity Lifestyle Properties, Inc.	15,700	1,521
Front Yard Residential Corp. Class B	219,010	2,676
Gaming & Leisure Properties	47,000	1,682
Healthcare Trust of America, Inc.	38,500	1,100
Outfront Media, Inc.	73,412	1,459
Pennsylvania Real Estate Investment Trust (SBI) (b)	49,000	500
Prologis, Inc.	78,700	5,287
Public Storage	42,700	9,077
Spirit MTA REIT	22,790	244
Spirit Realty Capital, Inc.	227,900	1,908
Store Capital Corp.	91,200	2,627
Sun Communities, Inc.	3,342	345
The Macerich Co.	42,600	2,502
VEREIT, Inc.	80,600	630
		59,729
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP	11,618	232
Cushman & Wakefield PLC	88,900	1,570
		1,802

TOTAL REAL ESTATE		61,531

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	574,729	18,357
Verizon Communications, Inc.	319,304	17,361
Zayo Group Holdings, Inc. (a)	62,600	2,170
		37,888
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	48,800	3,223

TOTAL TELECOMMUNICATION SERVICES		41,111

UTILITIES - 1.9%
Electric Utilities - 1.3%
Duke Energy Corp.	15,100	1,227
Edison International	39,400	2,590
Entergy Corp.	29,600	2,474
Evergy, Inc.	29,665	1,692
Eversource Energy	26,000	1,623
Exelon Corp.	201,500	8,808
FirstEnergy Corp.	114,300	4,273
NextEra Energy, Inc.	62,300	10,597
PG&E Corp.	99,675	4,603
PPL Corp.	171,600	5,103
		42,990
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	47,700	1,688
The AES Corp.	272,749	3,671
		5,359
Multi-Utilities - 0.4%
Dominion Resources, Inc.	83,349	5,899
Public Service Enterprise Group, Inc.	80,400	4,209
SCANA Corp.	49,300	1,890
Sempra Energy	29,624	3,439
		15,437

TOTAL UTILITIES		63,786

TOTAL COMMON STOCKS
(Cost $1,674,068)		2,197,578

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $329)	23,500	342
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 8.2%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	350	350
General Motors Financial Co., Inc.:
3.15% 1/15/20	1,508	1,509
3.45% 4/10/22	1,250	1,229
3.5% 7/10/19	400	402
4% 1/15/25	494	479
4.2% 3/1/21	795	806
4.25% 5/15/23	200	201
		4,976
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249	257
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	128	127
Media - 0.4%
21st Century Fox America, Inc. 7.75% 12/1/45	621	915
AOL Time Warner, Inc. 2.95% 7/15/26	2,000	1,817
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	707	721
4.908% 7/23/25	475	484
5.375% 5/1/47	2,061	1,922
6.484% 10/23/45	250	267
Comcast Corp.:
3.9% 3/1/38	183	169
3.969% 11/1/47	581	526
3.999% 11/1/49	657	592
4% 3/1/48	326	295
4.6% 8/15/45	471	463
4.65% 7/15/42	420	418
NBCUniversal, Inc.:
4.45% 1/15/43	333	320
5.95% 4/1/41	233	270
Time Warner Cable, Inc.:
4% 9/1/21	630	635
4.5% 9/15/42	139	117
5.5% 9/1/41	206	198
5.875% 11/15/40	500	500
6.55% 5/1/37	2,604	2,812
7.3% 7/1/38	725	842
8.25% 4/1/19	700	721
		15,004

TOTAL CONSUMER DISCRETIONARY		20,364

CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,392
3.3% 2/1/23	1,517	1,505
4.7% 2/1/36	1,436	1,456
4.9% 2/1/46	1,642	1,669
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	944	926
Molson Coors Brewing Co. 5% 5/1/42	3,080	3,127
		10,075
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	244
3.3% 11/18/21	291	290
		534
Tobacco - 0.3%
Altria Group, Inc. 4% 1/31/24	212	217
Bat Capital Corp. 4.54% 8/15/47 (e)	4,200	3,875
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	589	588
4.25% 7/21/25 (e)	589	586
Reynolds American, Inc.:
3.25% 6/12/20	115	115
4% 6/12/22	395	400
4.45% 6/12/25	287	291
5.7% 8/15/35	149	161
5.85% 8/15/45	1,140	1,243
6.15% 9/15/43	500	559
7.25% 6/15/37	409	513
		8,548

TOTAL CONSUMER STAPLES		19,157

ENERGY - 1.3%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	515
6.5% 4/1/20	92	97
Halliburton Co.:
3.8% 11/15/25	348	347
4.85% 11/15/35	304	318
Noble Holding International Ltd.:
7.95% 4/1/25 (f)	260	247
8.95% 4/1/45 (f)	251	227
		1,751
Oil, Gas & Consumable Fuels - 1.3%
Amerada Hess Corp. 7.875% 10/1/29	376	458
Anadarko Finance Co. 7.5% 5/1/31	995	1,246
Anadarko Petroleum Corp.:
4.85% 3/15/21	900	928
5.55% 3/15/26	889	955
6.45% 9/15/36	143	166
6.6% 3/15/46	660	794
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619	615
5.85% 2/1/35	353	397
Cenovus Energy, Inc. 4.25% 4/15/27	1,818	1,756
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	536	534
4.5% 6/1/25	164	166
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	369
5.35% 3/15/20 (e)	1,027	1,050
DCP Midstream Operating LP:
3.875% 3/15/23	164	160
5.6% 4/1/44	146	140
Duke Energy Field Services 6.45% 11/3/36 (e)	375	395
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	350	351
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	114	113
3.9% 5/15/24 (f)	121	117
Enbridge Energy Partners LP:
4.2% 9/15/21	438	443
4.375% 10/15/20	411	417
Enbridge, Inc.:
4.25% 12/1/26	248	249
5.5% 12/1/46	286	321
Energy Transfer Partners LP:
4.2% 9/15/23	196	198
4.95% 6/15/28	670	684
5.8% 6/15/38	373	386
6% 6/15/48	243	258
EnLink Midstream Partners LP 2.7% 4/1/19	572	569
Enterprise Products Operating LP:
2.55% 10/15/19	85	85
3.7% 2/15/26	600	593
3.75% 2/15/25	285	286
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	299	300
6.55% 9/15/40	67	76
Kinder Morgan, Inc. 5% 2/15/21 (e)	376	389
Marathon Petroleum Corp. 5.125% 3/1/21	215	224
MPLX LP:
4.5% 7/15/23	342	352
4.875% 12/1/24	448	465
Nakilat, Inc. 6.067% 12/31/33 (e)	279	305
Petrobras Global Finance BV:
4.375% 5/20/23	596	560
7.25% 3/17/44	2,755	2,524
Petroleos Mexicanos:
3.5% 1/30/23	285	269
4.5% 1/23/26	1,314	1,215
4.625% 9/21/23	1,040	1,022
4.875% 1/24/22	237	238
4.875% 1/18/24	410	402
5.35% 2/12/28 (e)	3,500	3,266
5.375% 3/13/22	385	393
5.5% 1/21/21	369	379
5.5% 6/27/44	207	171
5.625% 1/23/46	1,649	1,359
6% 3/5/20	112	116
6.35% 2/12/48 (e)	725	643
6.375% 1/23/45	2,366	2,120
6.5% 3/13/27	720	729
6.5% 6/2/41	661	605
6.75% 9/21/47	1,173	1,086
6.875% 8/4/26	700	725
8% 5/3/19	204	210
Phillips 66 Co. 4.3% 4/1/22	338	348
Phillips 66 Partners LP 2.646% 2/15/20	42	42
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	173	171
Southwestern Energy Co. 6.2% 1/23/25 (f)	324	324
The Williams Companies, Inc.:
3.7% 1/15/23	116	115
4.55% 6/24/24	1,308	1,335
Western Gas Partners LP:
4.5% 3/1/28	500	491
4.65% 7/1/26	1,466	1,468
4.75% 8/15/28	206	205
5.375% 6/1/21	724	750
Williams Partners LP:
3.6% 3/15/22	516	515
3.9% 1/15/25	178	176
4% 11/15/21	236	239
4.3% 3/4/24	868	878
4.5% 11/15/23	257	263
		42,662

TOTAL ENERGY		44,413

FINANCIALS - 3.4%
Banks - 1.7%
Bank of America Corp.:
3.004% 12/20/23 (f)	3,745	3,646
3.3% 1/11/23	1,500	1,488
3.419% 12/20/28 (f)	758	714
3.5% 4/19/26	739	719
3.705% 4/24/28 (f)	996	963
3.864% 7/23/24 (f)	94	94
3.95% 4/21/25	493	485
4.2% 8/26/24	750	754
4.25% 10/22/26	418	415
Barclays PLC:
2.75% 11/8/19	356	354
3.25% 1/12/21	650	643
4.375% 1/12/26	883	862
5.2% 5/12/26	1,316	1,300
Citigroup, Inc.:
2.7% 10/27/22	2,728	2,636
3.875% 3/26/25	3,000	2,931
4.05% 7/30/22	151	153
4.3% 11/20/26	1,288	1,270
4.45% 9/29/27	3,500	3,467
5.5% 9/13/25	734	782
Citizens Bank NA 2.55% 5/13/21	250	244
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	216
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	552
3.75% 3/26/25	1,750	1,699
3.8% 9/15/22	930	930
3.8% 6/9/23	1,257	1,249
Discover Bank:
3.35% 2/6/23	490	479
4.2% 8/8/23	259	261
Fifth Third Bancorp:
2.875% 7/27/20	4,000	3,983
8.25% 3/1/38	94	130
HSBC Holdings PLC 4.25% 3/14/24	200	201
Huntington Bancshares, Inc. 7% 12/15/20	97	105
Huntington National Bank 2.4% 4/1/20	4,000	3,951
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	617	558
5.71% 1/15/26 (e)	1,411	1,280
JPMorgan Chase & Co.:
2.95% 10/1/26	1,486	1,391
3.797% 7/23/24 (f)	1,893	1,899
3.875% 9/10/24	2,768	2,750
4.125% 12/15/26	2,610	2,606
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	504
Rabobank Nederland 4.375% 8/4/25	955	952
Regions Bank 6.45% 6/26/37	652	773
Regions Financial Corp. 3.2% 2/8/21	415	413
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,144	3,154
6% 12/19/23	1,192	1,243
6.1% 6/10/23	1,190	1,243
6.125% 12/15/22	2,124	2,228
Synchrony Bank 3% 6/15/22	667	642
		59,312
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	641	624
4.25% 2/15/24	466	474
Credit Suisse Group AG 3.869% 1/12/29 (e)(f)	2,116	2,020
Deutsche Bank AG 4.5% 4/1/25	1,821	1,703
Deutsche Bank AG New York Branch:
3.15% 1/22/21	995	972
3.3% 11/16/22	1,360	1,292
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (f)	5,456	5,335
3.2% 2/23/23	2,200	2,161
3.691% 6/5/28 (f)	2,000	1,908
4.411% 4/23/39 (f)	3,000	2,930
6.75% 10/1/37	2,375	2,866
IntercontinentalExchange, Inc. 2.75% 12/1/20	230	228
Lazard Group LLC 4.25% 11/14/20	324	330
Moody's Corp.:
3.25% 1/15/28	353	335
4.875% 2/15/24	331	348
Morgan Stanley:
3.125% 1/23/23	5,700	5,602
3.125% 7/27/26	4,572	4,271
3.7% 10/23/24	342	339
3.737% 4/24/24 (f)	1,600	1,594
4.875% 11/1/22	687	716
5% 11/24/25	93	97
5.75% 1/25/21	268	283
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	500	495
Thomson Reuters Corp. 3.85% 9/29/24	319	315
UBS AG Stamford Branch 2.35% 3/26/20	300	297
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	682	685
		38,220
Consumer Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	247	243
4.125% 7/3/23	694	693
Capital One Financial Corp. 3.8% 1/31/28	684	651
Discover Financial Services:
3.85% 11/21/22	462	460
3.95% 11/6/24	1,283	1,257
4.1% 2/9/27	748	725
5.2% 4/27/22	42	44
Ford Motor Credit Co. LLC 2.875% 10/1/18	400	400
Synchrony Financial:
3% 8/15/19	140	140
3.75% 8/15/21	211	211
3.95% 12/1/27	916	835
4.25% 8/15/24	213	207
		5,866
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (e)	172	171
Brixmor Operating Partnership LP:
3.25% 9/15/23	844	812
3.85% 2/1/25	450	437
3.875% 8/15/22	738	737
4.125% 6/15/26	298	291
Voya Financial, Inc. 3.125% 7/15/24	427	406
		2,854
Insurance - 0.3%
AIA Group Ltd. 2.25% 3/11/19 (e)	200	199
American International Group, Inc.:
3.3% 3/1/21	346	346
3.75% 7/10/25	1,024	1,002
4.875% 6/1/22	630	660
Aon Corp. 5% 9/30/20	133	137
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	436
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	241
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	629	606
MetLife, Inc. 4.75% 2/8/21	106	110
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	219
Pacific LifeCorp 5.125% 1/30/43 (e)	941	1,010
Prudential Financial, Inc. 7.375% 6/15/19	2,734	2,831
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	505	544
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	120	120
4.125% 11/1/24 (e)	174	173
Unum Group:
3.875% 11/5/25	658	641
4% 3/15/24	600	598
5.625% 9/15/20	270	281
5.75% 8/15/42	758	808
		10,962

TOTAL FINANCIALS		117,214

HEALTH CARE - 0.7%
Biotechnology - 0.0%
AbbVie, Inc. 2.9% 11/6/22	904	882
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.:
2.675% 12/15/19	129	128
3.7% 6/6/27	558	534
		662
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.75% 11/15/22	52	50
CVS Health Corp.:
3.7% 3/9/23	300	299
3.875% 7/20/25	532	525
4.1% 3/25/25	1,886	1,888
4.3% 3/25/28	2,190	2,173
4.78% 3/25/38	975	970
5.05% 3/25/48	2,933	2,972
Elanco Animal Health, Inc.:
3.912% 8/27/21 (e)	180	181
4.272% 8/28/23 (e)	567	569
4.9% 8/28/28 (e)	239	241
HCA Holdings, Inc.:
3.75% 3/15/19	375	376
4.25% 10/15/19	1,330	1,345
6.5% 2/15/20	2,750	2,855
Medco Health Solutions, Inc. 4.125% 9/15/20	259	262
		14,706
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	99	101
Pharmaceuticals - 0.2%
Actavis Funding SCS:
3% 3/12/20	466	465
3.45% 3/15/22	810	804
Mylan NV:
2.5% 6/7/19	198	197
3.15% 6/15/21	734	723
3.95% 6/15/26	362	343
4.55% 4/15/28 (e)	711	695
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,631	1,576
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	520	486
2.8% 7/21/23	242	214
Zoetis, Inc. 3.25% 2/1/23	138	136
		5,639

TOTAL HEALTH CARE		21,990

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	317
Airlines - 0.0%
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	0	0
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 9/4/18	589	589
3% 9/15/23	84	80
3.375% 6/1/21	369	367
3.75% 2/1/22	505	506
3.875% 4/1/21	303	305
3.875% 7/3/23	1,190	1,183
4.25% 9/15/24	336	337
4.75% 3/1/20	338	345
		3,712

TOTAL INDUSTRIALS		4,029

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	74	74
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	350
4.25% 11/15/20	116	118
		468
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	258	271
6.75% 10/19/75 (e)(f)	641	703
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (e)	253	241
4.5% 8/1/47 (e)	255	248
Vale Overseas Ltd. 4.375% 1/11/22	64	64
		1,527

TOTAL MATERIALS		1,995

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	83
4.6% 4/1/22	138	142
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	100
American Tower Corp. 2.8% 6/1/20	500	496
AvalonBay Communities, Inc. 3.625% 10/1/20	160	161
Boston Properties, Inc. 3.85% 2/1/23	432	436
Camden Property Trust:
2.95% 12/15/22	135	132
4.25% 1/15/24	304	310
Corporate Office Properties LP 5% 7/1/25	2,214	2,273
DDR Corp.:
3.625% 2/1/25	270	258
4.25% 2/1/26	758	748
4.625% 7/15/22	247	254
Duke Realty LP:
3.625% 4/15/23	180	179
3.75% 12/1/24	160	159
3.875% 10/15/22	310	314
Equity One, Inc. 3.75% 11/15/22	400	400
ERP Operating LP:
2.375% 7/1/19	246	245
4.75% 7/15/20	265	272
Government Properties Income Trust 3.75% 8/15/19	1,800	1,809
Lexington Corporate Properties Trust 4.4% 6/15/24	1,224	1,211
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	884	884
4.5% 1/15/25	320	317
4.5% 4/1/27	3,808	3,696
4.75% 1/15/28	931	917
4.95% 4/1/24	123	126
5.25% 1/15/26	731	747
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	94
5% 12/15/23	67	67
Ventas Realty LP:
3.125% 6/15/23	189	184
3.5% 2/1/25	189	182
4% 3/1/28	366	358
4.125% 1/15/26	192	191
4.375% 2/1/45	85	79
Weingarten Realty Investors 3.375% 10/15/22	68	67
WP Carey, Inc. 4% 2/1/25	995	978
		18,869
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,332	1,329
3.95% 11/15/27	709	678
4.1% 10/1/24	401	397
4.55% 10/1/29	441	435
Digital Realty Trust LP:
3.4% 10/1/20	639	640
3.95% 7/1/22	411	416
4.75% 10/1/25	459	475
5.25% 3/15/21	201	209
Liberty Property LP:
3.375% 6/15/23	185	182
4.125% 6/15/22	177	181
4.4% 2/15/24	418	427
4.75% 10/1/20	394	404
Mack-Cali Realty LP:
3.15% 5/15/23	426	377
4.5% 4/18/22	108	105
Post Apartment Homes LP 3.375% 12/1/22	70	69
Tanger Properties LP:
3.125% 9/1/26	367	333
3.75% 12/1/24	300	290
3.875% 12/1/23	160	157
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	1,250	1,277
		8,381

TOTAL REAL ESTATE		27,250

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	380	375
3.6% 2/17/23	918	913
4.45% 4/1/24	79	81
4.5% 3/9/48	3,750	3,237
5.875% 10/1/19	440	454
Verizon Communications, Inc.:
2.625% 2/21/20	362	361
3.85% 11/1/42	198	170
4.522% 9/15/48	305	286
4.862% 8/21/46	563	556
5.012% 4/15/49	441	442
5.012% 8/21/54	1,641	1,598
5.5% 3/16/47	1,053	1,135
		9,608
UTILITIES - 0.3%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.743% 5/1/26	344	326
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,332
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	289
6.4% 9/15/20 (e)	850	894
Eversource Energy 2.8% 5/1/23	435	421
FirstEnergy Corp.:
4.25% 3/15/23	1,949	1,988
7.375% 11/15/31	608	788
FirstEnergy Solutions Corp. 6.05% 8/15/21 (g)	649	402
IPALCO Enterprises, Inc.:
3.45% 7/15/20	944	937
3.7% 9/1/24	326	315
LG&E and KU Energy LLC 3.75% 11/15/20	49	49
NV Energy, Inc. 6.25% 11/15/20	115	122
TECO Finance, Inc. 5.15% 3/15/20	141	145
		8,008
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	125
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	176	175
2.7% 6/15/21	173	169
3.55% 6/15/26	277	263
		607
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (f)(h)	823	792
3 month U.S. LIBOR + 2.825% 5.1624% 6/30/66 (f)(h)	26	25
Puget Energy, Inc.:
6% 9/1/21	457	487
6.5% 12/15/20	147	157
Sempra Energy 2.875% 10/1/22	1,154	1,124
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (f)(h)	21	20
		2,605

TOTAL UTILITIES		11,345

TOTAL NONCONVERTIBLE BONDS
(Cost $279,924)		277,439

U.S. Government and Government Agency Obligations - 12.3%
U.S. Treasury Inflation-Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$6,262	$6,024
0.875% 2/15/47	4,593	4,549
1% 2/15/46	1,957	1,997
1.375% 2/15/44	7,082	7,826
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	6,063	5,874
0.125% 7/15/26	5,603	5,347
0.25% 1/15/25	4,173	4,044
0.375% 7/15/25	5,834	5,708
0.375% 1/15/27	6,322	6,115
0.375% 7/15/27	14,679	14,214
0.625% 1/15/26	14,847	14,700

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		76,398

U.S. Treasury Obligations - 10.0%
U.S. Treasury Bills, yield at date of purchase 1.88% to 2.08% 9/20/18 to 11/29/18 (i)	3,390	3,380
U.S. Treasury Bonds:
2.75% 11/15/47	3,271	3,096
3% 5/15/45	5,443	5,421
3% 11/15/45	7,027	6,997
3% 5/15/47	5,070	5,045
3% 8/15/48	22,627	22,513
U.S. Treasury Notes:
1.125% 2/28/19	10,000	9,945
1.25% 3/31/21	16,608	16,022
1.25% 10/31/21	27,019	25,830
1.75% 6/30/22	3,208	3,093
1.875% 3/31/22	48,229	46,827
1.875% 9/30/22	26,090	25,222
2% 12/31/21	61,728	60,317
2.125% 12/31/22	12,187	11,878
2.125% 7/31/24	19,110	18,419
2.125% 11/30/24	15,278	14,691
2.25% 12/31/24	21,866	21,171
2.25% 11/15/27	9,150	8,698
2.5% 3/31/23	5,514	5,455
2.625% 6/30/23	16,798	16,703
2.75% 6/30/25	8,817	8,781
2.75% 2/15/28	1,652	1,636

TOTAL U.S. TREASURY OBLIGATIONS		341,140

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $426,893)		417,538

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (e)	$699	$696
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	1,258	1,263
Class AA, 2.487% 12/16/41 (e)	283	275
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	150	150
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (e)	1,172	1,177
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	19	19
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (e)	529	519
Class A2II, 4.03% 11/20/47 (e)	898	889
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.8898% 3/25/34 (f)(h)	0	0
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.24% 11/15/34 (e)(f)(h)	7	7
Class B, 1 month U.S. LIBOR + 0.280% 2.3427% 11/15/34 (e)(f)(h)	3	3
Class C, 1 month U.S. LIBOR + 0.380% 2.4427% 11/15/34 (e)(f)(h)	4	4
Class D, 1 month U.S. LIBOR + 0.750% 2.8127% 11/15/34 (e)(f)(h)	2	2
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.487% 3/27/42 (f)(h)	43	34
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5748% 9/25/35 (f)(h)	57	57
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3098% 1/25/36 (f)(h)	67	67
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9248% 9/25/34 (f)(h)	1	1
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (e)	1,224	1,233
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8973% 4/6/42 (d)(e)(f)(h)	58	36
TOTAL ASSET-BACKED SECURITIES
(Cost $6,296)		6,432

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.6248% 1/25/35 (f)(h)	13	13
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (f)(h)	8	8
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/35 (f)(h)	12	12
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (f)(h)	1	1

TOTAL PRIVATE SPONSOR		34

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	447	441
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	446	444

TOTAL U.S. GOVERNMENT AGENCY		885

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $920)		919

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8367% 2/14/43 (f)(k)	1	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.3398% 12/25/33 (e)(f)(h)	1	1
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4548% 1/25/36 (e)(f)(h)	22	21
Class B1, 1 month U.S. LIBOR + 1.400% 3.4648% 1/25/36 (e)(f)(h)	1	1
Class M1, 1 month U.S. LIBOR + 0.450% 2.5148% 1/25/36 (e)(f)(h)	7	7
Class M2, 1 month U.S. LIBOR + 0.470% 2.5348% 1/25/36 (e)(f)(h)	2	2
Class M3, 1 month U.S. LIBOR + 0.500% 2.5648% 1/25/36 (e)(f)(h)	3	3
Class M4, 1 month U.S. LIBOR + 0.610% 2.6748% 1/25/36 (e)(f)(h)	2	2
Class M5, 1 month U.S. LIBOR + 0.650% 2.7148% 1/25/36 (e)(f)(h)	2	1
Class M6, 1 month U.S. LIBOR + 0.700% 2.7648% 1/25/36 (e)(f)(h)	2	1
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.4948% 10/25/36 (e)(f)(h)	1	1
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 3/25/37 (e)(f)(h)	12	11
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3348% 7/25/37 (e)(f)(h)	13	12
Class A2, 1 month U.S. LIBOR + 0.320% 2.3848% 7/25/37 (e)(f)(h)	12	11
Class M1, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (e)(f)(h)	4	4
Class M2, 1 month U.S. LIBOR + 0.410% 2.4748% 7/25/37 (e)(f)(h)	2	2
Class M3, 1 month U.S. LIBOR + 0.490% 2.5548% 7/25/37 (e)(f)(h)	2	1
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/37 (e)(f)(h)	13	12
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (e)(f)(h)	2	2
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (e)(f)(h)	2	2
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (e)(f)(h)	4	3
Class M4, 1 month U.S. LIBOR + 0.500% 2.5648% 7/25/37 (e)(f)(h)	6	5
Class M5, 1 month U.S. LIBOR + 0.600% 2.6648% 7/25/37 (e)(f)(h)	2	2
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)	446	445
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (e)(f)	1,510	1,510
Class CFX, 3.4949% 12/15/34 (e)(f)	433	432
Class DFX, 3.4949% 12/15/34 (e)(f)	367	365
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (e)	126	130
Class DFX, 5.3503% 7/5/33 (e)	194	201
Class EFX, 5.5422% 7/5/33 (e)	266	272
Morgan Stanley Capital I Trust floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.35% 6/15/35 (e)(f)(h)	773	773
Class C, 1 month U.S. LIBOR + 1.500% 3.6% 6/15/35 (e)(f)(h)	1,861	1,861
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (e)(f)	544	531
Class B, 4.181% 11/15/34 (e)	229	225
Class C, 5.205% 11/15/34 (e)	161	160
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	655	744
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,752)		7,756

Municipal Securities - 0.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$99
7.5% 4/1/34	465	653
7.625% 3/1/40	1,640	2,429
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	81
Series 2010 C1, 7.781% 1/1/35	1,030	1,181
Series 2012 B, 5.432% 1/1/42	105	97
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	610	624
5.1% 6/1/33	3,210	3,098
Series 2010-1, 6.63% 2/1/35	1,325	1,410
Series 2010-3:
5.547% 4/1/19	10	10
6.725% 4/1/35	1,350	1,449
7.35% 7/1/35	565	628
Series 2010-5, 6.2% 7/1/21	168	174
Series 2011, 5.877% 3/1/19	1,320	1,337
Series 2013, 3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES
(Cost $13,257)		13,385

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	541	533
Discover Bank:
(Delaware) 3.2% 8/9/21	685	679
3.1% 6/4/20	782	779
4.682% 8/9/28 (f)	1,494	1,493
KeyBank NA 2.25% 3/16/20	1,500	1,482
PNC Bank NA 2.3% 6/1/20	300	296
RBS Citizens NA 2.5% 3/14/19	404	404
Synchrony Bank 3.65% 5/24/21	789	784
TOTAL BANK NOTES
(Cost $6,494)		6,450
	Shares	Value (000s)

Fixed-Income Funds - 9.0%
Fidelity High Income Central Fund 2 (l)	645,295	$72,460
Fidelity Mortgage Backed Securities Central Fund (l)	2,231,043	235,107
TOTAL FIXED-INCOME FUNDS
(Cost $306,051)		307,567

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.97% (m)	155,042,448	155,073
Fidelity Securities Lending Cash Central Fund 1.98% (m)(n)	7,689,543	7,690
TOTAL MONEY MARKET FUNDS
(Cost $162,755)		162,763
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,884,739)		3,398,169
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,336
NET ASSETS - 100%		$3,402,505

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	552	Sept. 2018	$80,098	$2,788	$2,788

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,602,000 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,058,000 or 1.1% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Non-income producing - Security is in default.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,380,000.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$2,602

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,941
Fidelity High Income Central Fund 2	4,560
Fidelity Mortgage Backed Securities Central Fund	5,241
Fidelity Securities Lending Cash Central Fund	310
Total	$12,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$68,827	$4,560	$--	$--	$(927)	$72,460	8.2%
Fidelity Mortgage Backed Securities Central Fund	169,584	71,540(a)	--	--	(6,017)	235,107	2.9%
Total	$238,411	$76,100	$--	$--	$(6,944)	$307,567

 (a) Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$312,755	$312,755	$--	$--
Consumer Staples	135,858	128,890	6,968	--
Energy	130,734	130,734	--	--
Financials	296,495	295,872	623	--
Health Care	332,182	325,859	6,323	--
Industrials	232,606	223,168	9,438	--
Information Technology	533,199	530,353	2,846	--
Materials	57,663	57,663	--	--
Real Estate	61,531	58,929	--	2,602
Telecommunication Services	41,111	41,111	--	--
Utilities	63,786	63,786	--	--
Corporate Bonds	277,439	--	277,439	--
U.S. Government and Government Agency Obligations	417,538	--	417,538	--
Asset-Backed Securities	6,432	--	6,396	36
Collateralized Mortgage Obligations	919	--	919	--
Commercial Mortgage Securities	7,756	--	7,756	--
Municipal Securities	13,385	--	13,385	--
Bank Notes	6,450	--	6,450	--
Fixed-Income Funds	307,567	307,567	--	--
Money Market Funds	162,763	162,763	--	--
Total Investments in Securities:	$3,398,169	$2,639,450	$756,081	$2,638
Derivative Instruments:
Assets
Futures Contracts	$2,788	$2,788	$--	$--
Total Assets	$2,788	$2,788	$--	$--
Total Derivative Instruments:	$2,788	$2,788	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$2,788	$0
Total Equity Risk	2,788	0
Total Value of Derivatives	$2,788	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited).

U.S. Government and U.S. Government Agency Obligations	20.3%
AAA,AA,A	2.1%
BBB	5.7%
BB	2.1%
B	1.0%
CCC,CC,C	0.3%
Not Rated	0.1%
Equities	64.6%
Short-Term Investments and Net Other Assets	3.8%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018
Assets
Investment in securities, at value (including securities loaned of $7,606) — See accompanying schedule: Unaffiliated issuers (cost $2,415,933)	$2,927,839
Fidelity Central Funds (cost $468,806)	470,330
Total Investment in Securities (cost $2,884,739)		$3,398,169
Cash		69
Receivable for investments sold		6,341
Receivable for fund shares sold		6,587
Dividends receivable		3,374
Interest receivable		5,317
Distributions receivable from Fidelity Central Funds		260
Receivable for daily variation margin on futures contracts		3
Prepaid expenses		7
Other receivables		111
Total assets		3,420,238
Liabilities
Payable for investments purchased	$5,167
Payable for fund shares redeemed	1,901
Accrued management fee	1,085
Distribution and service plan fees payable	1,165
Other affiliated payables	561
Other payables and accrued expenses	164
Collateral on securities loaned	7,690
Total liabilities		17,733
Net Assets		$3,402,505
Net Assets consist of:
Paid in capital		$2,733,411
Undistributed net investment income		7,726
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		145,182
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		516,186
Net Assets		$3,402,505
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($680,944 ÷ 30,640 shares)		$22.22
Maximum offering price per share (100/94.25 of $22.22)		$23.58
Class M:
Net Asset Value and redemption price per share ($1,257,287 ÷ 55,950 shares)		$22.47
Maximum offering price per share (100/96.50 of $22.47)		$23.28
Class C:
Net Asset Value and offering price per share ($619,668 ÷ 28,098 shares)(a)		$22.05
Class I:
Net Asset Value, offering price and redemption price per share ($620,752 ÷ 27,394 shares)		$22.66
Class Z:
Net Asset Value, offering price and redemption price per share ($223,854 ÷ 9,877 shares)		$22.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Dividends		$29,544
Interest		20,339
Income from Fidelity Central Funds		12,004
Total income		61,887
Expenses
Management fee	$11,809
Transfer agent fees	5,141
Distribution and service plan fees	13,018
Accounting and security lending fees	1,138
Custodian fees and expenses	98
Independent trustees' fees and expenses	13
Registration fees	151
Audit	130
Legal	14
Miscellaneous	19
Total expenses before reductions	31,531
Expense reductions	(206)
Total expenses after reductions		31,325
Net investment income (loss)		30,562
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204,489
Fidelity Central Funds	1
Foreign currency transactions	(26)
Futures contracts	5,416
Capital gain distributions from Fidelity Central Funds	48
Total net realized gain (loss)		209,928
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $26)	107,126
Fidelity Central Funds	(6,943)
Assets and liabilities in foreign currencies	(5)
Futures contracts	2,381
Total change in net unrealized appreciation (depreciation)		102,559
Net gain (loss)		312,487
Net increase (decrease) in net assets resulting from operations		$343,049

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,562	$26,946
Net realized gain (loss)	209,928	126,567
Change in net unrealized appreciation (depreciation)	102,559	122,325
Net increase (decrease) in net assets resulting from operations	343,049	275,838
Distributions to shareholders from net investment income	(28,803)	(25,576)
Distributions to shareholders from net realized gain	(143,133)	(10,305)
Total distributions	(171,936)	(35,881)
Share transactions - net increase (decrease)	505,527	146,001
Total increase (decrease) in net assets	676,640	385,958
Net Assets
Beginning of period	2,725,865	2,339,907
End of period	$3,402,505	$2,725,865
Other Information
Undistributed net investment income end of period	$7,726	$6,598

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Balanced Fund Class A

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.09	$19.18	$18.76	$20.10	$17.84
Income from Investment Operations
Net investment income (loss)A	.25	.26	.23	.22	.23
Net realized and unrealized gain (loss)	2.22	1.98	1.13	(.15)	3.03
Total from investment operations	2.47	2.24	1.36	.07	3.26
Distributions from net investment income	(.25)	(.25)	(.22)	(.19)	(.23)
Distributions from net realized gain	(1.09)	(.09)	(.72)	(1.21)	(.77)
Total distributions	(1.34)	(.33)B	(.94)	(1.41)C	(1.00)
Net asset value, end of period	$22.22	$21.09	$19.18	$18.76	$20.10
Total ReturnD,E	12.26%	11.84%	7.59%	.51%	18.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%	.89%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.87%	.89%	.89%	.90%	.92%
Expenses net of all reductions	.86%	.88%	.89%	.90%	.92%
Net investment income (loss)	1.18%	1.28%	1.27%	1.13%	1.22%
Supplemental Data
Net assets, end of period (in millions)	$681	$593	$531	$451	$366
Portfolio turnover rateH	62%I	86%	63%	117%	79%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.33 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.085 per share.

 C Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class M

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.31	$19.37	$18.94	$20.28	$17.99
Income from Investment Operations
Net investment income (loss)A	.20	.21	.19	.18	.19
Net realized and unrealized gain (loss)	2.24	2.01	1.14	(.16)	3.05
Total from investment operations	2.44	2.22	1.33	.02	3.24
Distributions from net investment income	(.19)	(.20)	(.18)	(.14)	(.19)
Distributions from net realized gain	(1.09)	(.09)	(.72)	(1.21)	(.77)
Total distributions	(1.28)	(.28)B	(.90)	(1.36)C	(.95)D
Net asset value, end of period	$22.47	$21.31	$19.37	$18.94	$20.28
Total ReturnE,F	11.99%	11.59%	7.31%	.25%	18.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.12%	1.13%	1.14%	1.14%	1.15%
Expenses net of fee waivers, if any	1.11%	1.13%	1.14%	1.14%	1.15%
Expenses net of all reductions	1.11%	1.13%	1.13%	1.14%	1.15%
Net investment income (loss)	.94%	1.04%	1.03%	.89%	.99%
Supplemental Data
Net assets, end of period (in millions)	$1,257	$1,163	$1,075	$988	$960
Portfolio turnover rateI	62%J	86%	63%	117%	79%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.085 per share.

 C Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

 D Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class C

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.93	$19.04	$18.64	$19.99	$17.76
Income from Investment Operations
Net investment income (loss)A	.09	.10	.09	.07	.09
Net realized and unrealized gain (loss)	2.20	1.98	1.13	(.15)	3.01
Total from investment operations	2.29	2.08	1.22	(.08)	3.10
Distributions from net investment income	(.08)	(.10)	(.10)	(.06)	(.10)
Distributions from net realized gain	(1.09)	(.09)	(.72)	(1.21)	(.77)
Total distributions	(1.17)	(.19)	(.82)	(1.27)	(.87)
Net asset value, end of period	$22.05	$20.93	$19.04	$18.64	$19.99
Total ReturnB,C	11.41%	10.99%	6.79%	(.25)%	18.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.62%	1.64%	1.65%	1.66%	1.68%
Expenses net of fee waivers, if any	1.62%	1.64%	1.65%	1.66%	1.68%
Expenses net of all reductions	1.62%	1.64%	1.64%	1.66%	1.68%
Net investment income (loss)	.43%	.53%	.52%	.37%	.46%
Supplemental Data
Net assets, end of period (in millions)	$620	$479	$411	$282	$160
Portfolio turnover rateF	62%G	86%	63%	117%	79%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class I

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.48	$19.53	$19.07	$20.42	$18.11
Income from Investment Operations
Net investment income (loss)A	.31	.31	.28	.27	.29
Net realized and unrealized gain (loss)	2.26	2.02	1.17	(.16)	3.06
Total from investment operations	2.57	2.33	1.45	.11	3.35
Distributions from net investment income	(.30)	(.30)	(.26)	(.25)	(.28)
Distributions from net realized gain	(1.09)	(.09)	(.72)	(1.21)	(.77)
Total distributions	(1.39)	(.38)B	(.99)C	(1.46)	(1.04)D
Net asset value, end of period	$22.66	$21.48	$19.53	$19.07	$20.42
Total ReturnE	12.56%	12.12%	7.93%	.72%	19.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%	.63%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.61%	.63%	.64%	.64%	.66%
Expenses net of all reductions	.61%	.62%	.64%	.64%	.66%
Net investment income (loss)	1.44%	1.54%	1.52%	1.39%	1.48%
Supplemental Data
Net assets, end of period (in millions)	$621	$422	$284	$242	$124
Portfolio turnover rateH	62%I	86%	63%	117%	79%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.299 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.99 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.722 per share.

 D Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class Z

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.48	$19.53	$19.07	$20.42	$18.11
Income from Investment Operations
Net investment income (loss)A	.34	.34	.31	.30	.32
Net realized and unrealized gain (loss)	2.26	2.02	1.16	(.17)	3.06
Total from investment operations	2.60	2.36	1.47	.13	3.38
Distributions from net investment income	(.33)	(.33)	(.29)	(.27)	(.31)
Distributions from net realized gain	(1.09)	(.09)	(.72)	(1.21)	(.77)
Total distributions	(1.42)	(.41)B	(1.01)	(1.48)	(1.07)C
Net asset value, end of period	$22.66	$21.48	$19.53	$19.07	$20.42
Total ReturnD	12.70%	12.26%	8.08%	.85%	19.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.48%	.49%	.50%	.50%	.51%
Net investment income (loss)	1.56%	1.67%	1.66%	1.53%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$224	$68	$39	$36	$27
Portfolio turnover rateG	62%H	86%	63%	117%	79%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.085 per share.

 C Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest valued at $8,230, (which included $62 of unrealized depreciation), in exchange for 76 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $29 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$577,742
Gross unrealized depreciation	(75,966)
Net unrealized appreciation (depreciation)	$501,776
Tax Cost	$2,896,393

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$28,054
Undistributed long-term capital gain	$139,325
Net unrealized appreciation (depreciation) on securities and other investments	$501,771

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$58,433	$ 27,637
Long-term Capital Gains	113,503	8,244
Total	$171,936	$ 35,881

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $1,779,943 and $1,585,741, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .39% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,579	$50
Class M	.25%	.25%	6,031	47
Class C	.75%	.25%	5,408	1,070
			$13,018	$1,167

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$401
Class C(a)	78
$479

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$1,125.18
Class M	2,101.17
Class C	992.18
Class I	858.17
Class Z	65.05
	$5,141

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $18.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $310, including $53 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $177 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $29.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Class A	$7,214	$6,884
Class M	10,762	10,852
Class C	2,057	2,212
Class I	6,821	4,918
Class Z	1,949	710
Total	$28,803	$25,576
From net realized gain
Class A	$30,926	$2,376
Class M	60,055	4,663
Class C	25,669	1,843
Class I	22,386	1,254
Class Z	4,097	169
Total	$143,133	$10,305

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Class A
Shares sold	7,782	7,497	$165,588	$149,331
Reinvestment of distributions	1,784	452	37,022	8,858
Shares redeemed	(7,063)	(7,502)	(150,059)	(149,764)
Net increase (decrease)	2,503	447	$52,551	$8,425
Class M
Shares sold	9,498	10,929	$203,895	$219,279
Reinvestment of distributions	3,308	766	69,408	15,140
Shares redeemed	(11,429)	(12,604)	(245,249)	(252,916)
Net increase (decrease)	1,377	(909)	$28,054	$(18,497)
Class C
Shares sold	8,612	7,093	$181,992	$140,684
Reinvestment of distributions	1,280	188	26,378	3,649
Shares redeemed	(4,664)	(5,980)	(98,489)	(117,804)
Net increase (decrease)	5,228	1,301	$109,881	$26,529
Class I
Shares sold	13,315	10,629	$289,401	$217,707
Reinvestment of distributions	1,171	274	24,774	5,472
Shares redeemed	(6,741)	(5,814)	(146,126)	(118,515)
Net increase (decrease)	7,745	5,089	$168,049	$104,664
Class Z
Shares sold	7,536	1,530	$165,591	$31,896
Reinvestment of distributions	276	43	5,845	866
Shares redeemed	(1,123)	(388)	(24,444)	(7,882)
Net increase (decrease)	6,689	1,185	$146,992	$24,880

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.87%
Actual		$1,000.00	$1,059.30	$4.52
Hypothetical-C		$1,000.00	$1,020.82	$4.43
Class M	1.11%
Actual		$1,000.00	$1,057.80	$5.76
Hypothetical-C		$1,000.00	$1,019.61	$5.65
Class C	1.62%
Actual		$1,000.00	$1,055.00	$8.39
Hypothetical-C		$1,000.00	$1,017.04	$8.24
Class I	.61%
Actual		$1,000.00	$1,060.90	$3.17
Hypothetical-C		$1,000.00	$1,022.13	$3.11
Class Z	.49%
Actual		$1,000.00	$1,061.50	$2.55
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Balanced Fund
Class A	10/15/18	10/12/18	$0.069	$1.039
Class M	10/15/18	10/12/18	$0.054	$1.039
Class C	10/15/18	10/12/18	$0.029	$1.039
Class I	10/15/18	10/12/18	$0.083	$1.039
Class Z	10/15/18	10/12/18	$0.089	$1.039

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31 2018, $164,483,862, or, if subsequently determined to be different, the net capital gain of such year.

A total of 14.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $11,169,043 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 13%, 30%, 100%, and 100%; Class M designates 14%, 33%, 100%, and 100%; Class C designates 18%, 40%, 100%, and 100%; Class I designates 12%, 28%, 100%, and 100% and Class Z designates 12%, 27%, 100%, and 100%; of the dividends distributed in October 2017, December 2017, April 2018 and July 2018 respectively during the fiscal year as qualifying for the dividends – received deduction for corporate shareholders.

Class A designates 18%, 33%, 100%, and 100%; Class M designates 19%, 36%, 100%, and 100%; Class C designates 25%, 44%, 100%, and 100%; Class I designates 17%, 31%, 100%, and 100% and Class Z designates 16%, 30%, 100%, and 100%; of the dividends distributed in October 2017, December 2017, April 2018 and July 2018 respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Advisor Balanced Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

AIG-ANN-1018
1.538593.121

Item 2.

Code of Ethics

As of the end of the period, August 31, 2018, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$87,000	$200	$7,400	$2,400

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$87,000	$100	$7,500	$2,500

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2018A	August 31, 2017A
Audit-Related Fees	$5,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2018A	August 31, 2017A
Deloitte Entities	$355,000	$525,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2018